Interim Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Cash flows from operating activities
Net loss	$ (30,267,233)	$ (2,680,720)	$ (4,238,490)	$ (1,332,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	30,839	2,963	(3,247)	3,443
Provision for obsolete inventory	290,000	0
Depreciation and amortization	13,153	10,723	22,748	11,685
Other items not involving cash (Schedule 1)	28,180,553	1,621,589	2,218,214	336,209
Unrealized foreign exchange	2,761	220	(2,984)	0
Increase (decrease) in cash resulting from change in:
Accounts receivable	(26,269)	251,130	339,101	(335,933)
Advances receivable	14,000	0	(50,000)	0
Prepaid expenses and deposits	(27,609)	(65,217)	(23,518)	(42,837)
Inventory	27,814	(139,104)	(367,896)	(166,456)
Accounts payable	(41,997)	281,692	356,974	60,301
Deferred compensation	37,037	0
Finance fees paid in connection with long term debt offering	553,705	0
Finance fees paid in connection with debt extinguishment	(38,008)	(2,520)	(2,520)	0
Net cash used in operating activities	(1,251,254)	(719,244)	(1,751,618)	(1,466,584)
Cash flows from investing activities
Acquisition of intangible assets	(7,604)	(1,662)	(5,517)	(40,004)
Purchase of equipment	(11,977)	(973)	(6,230)	(2,968)
Cash acquired from Search By Headlines.com Corp.			0	386,790
Net cash used in investing activities	(19,581)	(2,635)	(11,747)	343,818
Cash flows from financing activities
Proceeds from share issuances	0	573,250	983,250	433,016
Share issuance offering costs	0	(26,610)	(85,266)	(21,055)
Advances from Search by Headlines.com Corp prior to the merger			0	325,000
Acquisition costs			0	(34,951)
Proceeds from the issuance of promissory notes	927,168	75,000	571,122	0
Repayments of promissory notes	(416,998)	0	(199,897)	(9,193)
Proceeds from convertible promissory notes	6,094,100	150,000	958,500	500,000
Repayments of convertible promissory notes	(364,640)	0	(381,177)	0
Debt offering costs	(646,873)	0	(45,553)	0
Repayments on debt factoring arrangements			0	(31,555)
Repayments of related party payables	0	(13,916)	(13,916)	(48,883)
Net cash provided by financing activities	5,592,757	757,724	1,787,063	1,112,379
Effect of exchange rate changes on cash			0	3,811
Net increase in cash	4,321,922	35,845	23,698	(6,576)
Cash at beginning of the period	67,478	43,780	43,780	50,356
Cash at end of the period	4,389,400	79,625	67,478	43,780
Cash paid during the period for:
Interest	0	14,247	65,148	24,517
Taxes	0	0	0	0
Non-cash financing activities:
Extinguishment of accounts payable with equity	11,158	0	39,820	15,486
Conversion of related party payable to equity			0	375,000
Accounts payable - Search By Headlines.com Corp.			0	153,632
Discount on debt financing			127,220	20,940
Deferred financing costs			88,400	237,500
Repayment of promissory note through issuance of new promissory note	205,083	0	21,562	0
Settlement of notes through the issuance of shares	299,444	0
Profit and loss items not involving cash consists of:
Shares issued for services			140,539	0
Shares to be issued in exchange for services	39,900	89,250	7,500	45,956
Loss on extinguishment of debt	826,320	485,704	468,753	0
Stock based compensation	120,711	479,473	731,615	238,268
Derivative expense	12,028,383	115,000	170,500	0
Change in fair value of derivative financial instruments	13,005,182	338,300	(9,358)	0
Debt issuance costs paid in warrants	1,552,700	0
Debt conversion expense	309,011	0
Amortization of deferred financing fees	135,037	106,719	269,472	38,962
Interest capitalized to convertible debt	72,016	0	1,365	0
Shares issued as penalty under debt agreements	1,250	0	2,900	0
Interest on Search by Headlines.com Corp loan forgiven			0	8,133
Accretion of debt discount	90,043	7,143	434,928	4,890
Total Other items not involving cash	$ 28,180,553	$ 1,621,589	$ 2,218,214	$ 336,209